Retirement Benefit and Other Post-retirement Obligations - Summary of Effect of a Half Percentage Point Increase and Decrease in the Inflation Rate (Parenthetical) (Detail) - Inflation [member]	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Movement in inflation sensitivity analysis	1.00%
Movement in inflation sensitivity analysis	1.00%